Insurance business - Present value of future undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	$ 107,023	$ 94,726
Remaining contractual service margin	15,540	12,716
Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(3,696)	(2,555)
Remaining contractual service margin	1,433	1,180
1–2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(33)	(551)
Remaining contractual service margin	1,299	1,065
2–3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,953	2,363
Remaining contractual service margin	1,189	965
3–4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,131	2,915
Remaining contractual service margin	1,089	879
4–5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	4,247	3,226
Remaining contractual service margin	995	799
5–10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	12,604	11,395
Remaining contractual service margin	3,804	3,051
10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	17,542	22,284
Remaining contractual service margin	3,752	3,081
Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	69,275	55,649
Remaining contractual service margin	1,979	1,696
Life direct participating and investment DPF contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	103,049	91,127
Remaining contractual service margin	14,723	11,929
Life direct participating and investment DPF contracts | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(3,766)	(3,526)
Remaining contractual service margin	1,312	1,052
Life direct participating and investment DPF contracts | 1–2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(197)	(455)
Remaining contractual service margin	1,205	961
Life direct participating and investment DPF contracts | 2–3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,701	2,464
Remaining contractual service margin	1,112	880
Life direct participating and investment DPF contracts | 3–4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,086	2,968
Remaining contractual service margin	1,024	810
Life direct participating and investment DPF contracts | 4–5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,567	3,219
Remaining contractual service margin	941	746
Life direct participating and investment DPF contracts | 5–10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	12,420	11,332
Remaining contractual service margin	3,631	2,892
Life direct participating and investment DPF contracts | 10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	17,439	22,005
Remaining contractual service margin	3,602	2,954
Life direct participating and investment DPF contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	66,799	53,120
Remaining contractual service margin	1,896	1,634
Life other contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,974	3,599
Remaining contractual service margin	817	787
Life other contracts | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	70	971
Remaining contractual service margin	121	128
Life other contracts | 1–2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	164	(96)
Remaining contractual service margin	94	104
Life other contracts | 2–3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	252	(101)
Remaining contractual service margin	77	85
Life other contracts | 3–4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	45	(53)
Remaining contractual service margin	65	69
Life other contracts | 4–5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	680	7
Remaining contractual service margin	54	53
Life other contracts | 5–10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	184	63
Remaining contractual service margin	173	159
Life other contracts | 10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	103	279
Remaining contractual service margin	150	127
Life other contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	2,476	2,529
Remaining contractual service margin	$ 83	$ 62